UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22299

RENN Fund, Inc.
(Exact name of Registrant as specified in charter)
RENN Fund, Inc., was previously known as RENN Global Entrepreneurs Fund, Inc.

8080 N. Central Expressway, Suite 210/LB 59
Dallas, Texas 75206
(Address of principal executive offices)
214-891-8294
(Registrant’s telephone number, including area code)

Russell Cleveland
President and CEO
RENN Capital Group, Inc.
8080 N. Central Expressway, Suite 210/LB 59
Dallas, Texas 75206
(Name and address of agent for service of process)
214-891-8294
(Agent’s telephone number, including area code)

Copy to:
Steven B. Boehm, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Ave. N.W.
Washington, DC 20004-2415

Date of fiscal year end: December 31

June 30, 2014
(Date of reporting period)

Item 1.	Semi-Annual Report to Shareholders

RENN Fund, Inc.

2014 Semi-Annual Report

"The Entrepreneurial Difference"

SEMI-ANNUAL REPORT TO SHAREHOLDERS
OF
RENN FUND, INC.

June 30, 2014

Dear Shareholders,

Our net asset value and market price remained in a narrow range for the six months ending June 30, 2014.  The market price ranged from a low of $1.36 to a high of $1.70.  The net asset value per share has been from $2.35 to $2.70, closing at $2.42 on June 30, 2014.  The shares are selling at a substantial discount to net asset value.  The shareholders voted favorably to simplify the Fund’s name to RENN Fund, Inc., keeping the same symbol (NYSE:RCG).  This change was effective July 2, 2014.

To review our top holdings:

Flamel Technologies, Inc. (NASDAQ:FLML), about 28% of the Fund, is a specialty pharmaceutical company with a large pipeline of new drug products.  The stock market has begun to recognize the company so we have seen excellent appreciation here.

Bovie Medical Corp. (NYSE:BVX) has much potential in the surgical field with a new product, J-Plasma.  A new management team came in six months ago.  This group has successfully run billion dollar companies in the past.  In the past six months we added to this position, currently at 700,000 shares, about 23% of the portfolio.  We believe we could have another Laserscope success if the Bovie executes its plan.

AnchorFree Inc. is the one private company in the portfolio at about 14% of the Fund.  The company has “HotSpot Shield,” a major privacy software application.  The company currently has about 20 million active users and is growing rapidly.

iSatori, Inc. (OTC:IFIT) is a nutraceutical company that has a number of product areas.  Currently, the most promising product is “Bio-Gro,” which is intended to promote muscle development.  The company reported a good first quarter in both sales and earnings and expects this trend to continue in the second quarter.  iSatori is about 14% of the portfolio, with the Fund owning 1.1 million shares.

Last, Points International, Inc. (NASDAQ:PCOM), is about 11% of the Fund with 51,300 shares.  The company is a leader in the loyalty points, i.e., airline miles, industry.  The company has large airline accounts as well as hotels and even MasterCard.

Future of the Fund

Your Board of Directors, together with the Investment Manager, are studying ways to enhance the Fund’s value in 2015.  The three choices currently are:

1.	Continue as is, but create more value in the holdings.
2.	Liquidate the Fund, distributing cash and shares to our shareholders.
3.	Merge or consider a new corporate transaction.

The idea is to look at all options.

Lastly, a quick review of our history.  We began the Fund in 1996 with $39 million.  To date we have had distributions of $83.4 million.  Thank you for your support.

Sincerely,
Russell Cleveland
President and CEO

SEMI-ANNUAL REPORT TO SHAREHOLDERS
FOR THE SIX MONTHS ENDED JUNE 30, 2014

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Allocation of Assets by Industry (% of Fund’s Net Assets)

Industry	%
Pharmaceutical Preparations	27.7%
Surgical & Medical Instruments & Apparatus	23.5%
Communication Services	14.2%
Nutraceuticals	13.9%
Services-Business Services, NEC	10.8%
Jewelry, Silverware & Plated Ware	2.0%
Services-Advertising	0.9%
Crude Petroleum & Natural Gas	0.7%
Other Assets and Liabilities	6.3%
100.0%

Allocation of Assets by Country (% of Fund’s Net Assets)

See Accompanying Notes to Financial Statements

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Item 1.	SCHEDULE OF INVESTMENTS

Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value(7)
	CONVERTIBLE BONDS – 0.65% (3)(4)
	Crude Petroleum & Natural Gas –0.65%
$1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	December 31, 2014	$1,000,000	$70,000

	Semiconductors and Related Devices– 0.00%
$966,666	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1) (8)	966,666	0
	Total Unaffiliated Convertible Bonds	1,966,666	70,000

	COMMON EQUITIES – 64.93% (3)(4)
	Business Services, NEC – 10.76%
51,300	Points International, Ltd.	280,440	1,163,484

	Crude Petroleum & Natural Gas – 0.05%
808,445	PetroHunter Energy Corporation	101,056	5,659

	Jewelry, Silverware, and Plated Ware –2.03%
100,000	Charles & Colvard Ltd.	444,317	220,000

	Services – Advertising –0.87%
100,000	Tiger Media, Inc.	685,598	93,750

	Pharmaceutical Preparations –27.73%
200,000	Flamel Technologies	1,148,882	3,000,000

	Surgical & Medical Instruments & Apparatus – 23.49%
700,000	Bovie Medical Corporation	1,610,358	2,541,000

	Total Unaffiliated Common Equities	4,270,651	7,023,893

	TOTAL UNAFFILIATED INVESTMENTS	$6,237,317	$7,093,893

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$3,664,804
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	$(2,808,228)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$856,576

See Accompanying Notes to Financial Statements

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Value(7)

	CONVERTIBLE PREFERRED EQUITIES – 13.35% (2)(3)(4)
	Communications Service NEC – 13.34%
233,229	AnchorFree, Inc. Series A Convertible Preferred (1)	$419,812	$1,443,357

	Nutraceuticals – 0.01% (6)
37.5	iSatori Technologies, Inc. Preferred D	75,000	1,265
	Total Affiliated Other Securities	494,812	1,444,622

	COMMON EQUITIES – 13.90% (2)(3)(4)(6)
	Nutraceuticals – 13.90%
1,113,790	iSatori Technologies, Inc.	9,056,722	1,503,616
	Total Affiliated Common Equities	9,056,722	1,503,616

	MISCELLANEOUS SECURITIES – 0.86% (2)(3)(4)
	Communications Service NEC – 0.86%
15,023	AnchorFree, Inc., options to buy (1)(5)	92,971	92,971
	Total Affiliated Miscellaneous Securities	92,971	92,971

	TOTAL AFFILIATED INVESTMENTS	9,644,505	3,041,209
	TOTAL UNAFFILIATED INVESTMENTS	6,237,317	7,093,893
	TOTAL INVESTMENTS	$15,881,822	$10,135,102
	OTHER ASSETS AND LIABILITIES – 6.31%		682,918
	TOTAL NET ASSETS		$10,818,020

See Accompanying Notes to Financial Statements

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

INFORMATION REGARDING RESTRICTED SECURITIES AND CONTROLLED AFFILIATES (2)(3)

	Date(s) Acquired	Cost 12/31/13	Cost 06/30/14	Value(7) 06/30/14	% of Net Assets
AnchorFree, Inc.(1)
Preferred A Equity	04/15/11	$419,812	$419,812	$1,443,357	13.34%
AnchorFree, Inc. (1)(5)
Options to buy @ $0.3971	06/29/12	92,971	92,971	92,971	0.86%
iSatori Technologies, Inc. (6)
Preferred D Equity	10/13/99	75,000	75,000	1,265	0.01%
iSatori Technologies, Inc. (6)	10/02/98
Common Equity	to 12/31/10	9,056,722	9,056,722	1,503,616	13.90%
Total Restricted and Controlled Affiliated Securities		$9,644,505	$9,644,505	$3,041,209	28.11%

(1)	Securities in a privately owned company.

(2)	“Affiliated,” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.

(3)	Non-Income Producing.

(4)	Percentage is calculated as a percentage of net assets.

(5)
These options represent the Fund’s ability to purchase 15,023 common shares of AnchorFree Inc. at $0.3971 per share. These options were issued as compensation for Russell Cleveland’s advisory services to the board of directors.  These options expire three months after Russell Cleveland ceases to be a service provider.

(6)
“Controlled” refers to Affiliates who have the power to exercise a controlling influence over the management or policies of a company.  A person who owns, directly or indirectly through another controlled company, more than 25 % of the voting securities of a company shall be presumed to control such company.

(7)	See Note 5 to the Financial Statements.

(8)	The Dynamic Green Energy (“DGE”) note is in default. Due to the deteriorated situation at the company, the value of the DGE note has been adjusted to zero.

See Accompanying Notes to Financial Statements

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

ASSETS

Assets:
Investments at fair value
Unaffiliated investments, cost of $6,237,317	$7,093,893
Affiliated and controlled investments, cost of $9,131,722	1,504,881
Affiliated investments, cost of $512,783	1,536,328
Total investments, cost of $15,881,822		$10,135,102
Cash and cash equivalents		702,953
Dividends receivable		11
Prepaid and other assets		45,116
		$10,883,182

LIABILITIES AND NET ASSETS

Liabilities:
Accounts payable		$6,516
Accounts payable – affiliate		58,646
Total liabilities		$65,162

Net assets:
Common Stock, $1 par value, 20,000,000 shares authorized, 4,673,867 shares issued, and 4,463,967 shares outstanding		$4,673,867
Additional paid in capital		23,236,150
Treasury stock at cost		(1,734,967)
Accumulated net realized loss on investments		(9,610,310)
Net unrealized depreciation of investments		(5,746,720)
Net assets		$10,818,020
Net assets value per share		$2.42

See Accompanying Notes to Financial Statements

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Investment income:
Dividend income	$96
96

Expenses:
General and administrative	24,794
Shareholder expenses	25,656
Legal fees	20,361
Audit and accounting fees	59,884
Directors’ fees and expenses	45,750
Insurance expense	30,555
Management fee to affiliate	100,610

307,610

Net investment loss	(307,514)

Realized and unrealized gain (loss) on investments:
Net unrealized appreciation of investments	6,953,794
Net realized loss on investments – affiliated companies	(6,367,200)

Net gain on investments	586,594

Net increase in net assets resulting from operations	$279,080

Net increase in net assets resulting from operations per share	$0.06

Weighted average shares outstanding	4,463,967

See Accompanying Notes to Financial Statements

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013

From operations:
Net investment loss	$(307,514)	$(604,406)
Net realized loss on investment	(6,367,200)	(3,599,541)
Net unrealized appreciation of investments	6,953,794	3,469,679

Net increase (decrease) in net assets resulting from operations	279,080	(734,268)

Net assets:
Beginning of period	10,538,940	11,273,208

End of period	$10,818,020	$10,538,940

See Accompanying Notes to Financial Statements

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Cash flows from operating activities:
Increase in net assets resulting from operations	$279,080
Adjustments to reconcile increase in net assets to net cash provided by (used in) operating activities:
Net unrealized appreciation on investments	(6,953,794)
Net realized loss on investments	6,367,200
Decrease in dividend receivable	14
Increase in prepaid and other assets	(23,972)
Increase in accounts payable	4,917
Increase in accounts payable-affiliate	2,047
Purchase of investments	(463,703)

Net cash used in operating activities	(788,211)

Net decrease in cash and cash equivalents	(788,211)

Cash and cash equivalents at beginning of the period	1,491,164

Cash and cash equivalents at end of the period	$702,953

See Accompanying Notes to Financial Statements

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Note 1	Organization and Business Purpose

RENN Fund, Inc. (the “Fund”), is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide its stockholders primarily with long-term capital appreciation by investing substantially in privately-placed convertible and equity securities of emerging growth companies traded on U.S. securities exchanges.

RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, serves as the Investment Adviser to the Fund. In this capacity, RENN Group is primarily responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. RENN Group is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

Note 2	Summary of Significant Accounting Policies

Valuation of Investments

All investments are stated at their estimated fair value, as described in Note 5.

Revenue Recognition

The Fund recognizes realized gain/loss in the period of the sale based upon the identified cost basis.  Change in unrealized gain/loss is reflected during the period of the change.  Dividend income is recorded on the record date.  Interest income is recorded as earned on an accrual basis.  For debentures that are late in making payments as scheduled in the note agreements, the Fund determines whether to continue accruing interest on the note based upon the current circumstances facing the companies.  The Fund reserves any dividends or interest income which is deemed to be potentially uncollectible based upon an analysis of several factors used in assessing the financial condition of each company.

Cash and Cash Equivalents

As of June 30, 2014, cash and cash equivalents are at risk to the extent that they exceed Federal Deposit Insurance Corporation insured amounts.  The Fund has not experienced any losses as a result of this risk. The Fund considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.  As of June 30, 2014, cash equivalents were held in the Federated Prime Obligations Fund which is not covered by depository insurance.

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Note 2	Summary of Significant Accounting Policies, continued

Income Tax

The Fund has elected the special income tax treatment available to “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) which allows the Fund to be relieved of federal income tax on that part of its net investment income and realized capital gain that it pays out to its stockholders.  The requirements to qualify for RIC status include, but are not limited to certain qualifying income tests, asset diversification tests and distribution of substantially all of the Fund’s taxable investment income to its stockholders.  It is the intent of management to comply with all IRC requirements as they pertain to a RIC and to distribute all of the Fund’s taxable investment income and realized long-term capital gain within the defined period under the IRC to qualify as a RIC.  Failure to qualify as a RIC would subject the Fund to federal income tax as if the Fund were an ordinary corporation, which could result in a substantial reduction in the Fund’s net assets as well as the amount of cash available for distribution to stockholders.  Continued qualification as a RIC requires management to satisfy certain investment diversification requirements in future years.  There can be no assurance that the Fund will qualify as a RIC in future years.

Federal income taxes payable on behalf of stockholders on realized capital gain that the Fund elects to retain are accrued and reflected as tax expense paid on behalf of stockholders on the last day of the tax year in which such gain is realized.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

Note 3	Due to/from Broker

The Fund conducts business with various brokers for its investment activities.  The clearing and depository operations for the investment activities are performed pursuant to agreements with these brokers.  “Due from broker” represents unsettled sales transactions.  “Due to broker” represents a margin loan payable to these brokers, which is secured by cash maintained with the lending broker as collateral for the margin loan.  The Fund is subject to credit risk to the extent the brokers are unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf. RENN Capital Group, Inc., the investment adviser, actively monitors the Fund’s exposure to these brokers and believes the likelihood of loss under those circumstances is remote. At June 30, 2014, there were no amounts “due from broker” or “due to broker.”

The terms on a margin loan are governed by federal regulation and by the rules of Financial Industry Regulatory Authority (“FINRA”) and the securities exchanges.  In general under Federal Reserve Board Regulation T, firms can lend a customer up to 50% of the price of a security and 90% of a United States Treasury Bill.  The rules of FINRA and the exchanges supplement the requirements of Regulation T by placing “maintenance” margin requirements on customer accounts.  Under the rules of the broker, equity in the account must not fall below 30% of the current market value of the securities in the account that have a market value above $6.625 or $2.00 per share for securities that have a market value between $2.125 and $6.625.  The failure to do so may cause the firm to force the sale of or liquidate the securities in the account in order to bring the account’s equity back to the required level.  The loan is not made for any specific term or duration but is due and payable at the brokerage firm’s discretion.  Federal regulations under the 1940 Act require that the Fund maintain 300% asset coverage in relation to any borrowed amount.

During the six months ended June 30, 2014, the Fund had no margin loans.

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Note 4	Management Fees and Reimbursement

Pursuant to an Investment Advisory Agreement (the “Agreement”) effective May 15, 2009, RENN Group performs certain services, including certain management, investment advisory and administrative services necessary for the operation of the Fund.  In addition, under the Agreement, the Investment Adviser is reimbursed by the Fund for certain directly allocable administrative expenses.  A summary of fees and reimbursements paid by the Fund under either the Agreement or the prospectus is as follows:

RENN Group receives a management fee equal to a quarterly rate of 0.4375% of the Fund’s net assets, as determined at the end of each quarter, each payment to be due as of the last day of the calendar quarter.  The Fund incurred $100,610, during the six months ended June 30, 2014, for such management fees.

The Investment Adviser was reimbursed by the Fund for directly allocable administrative expenses paid by the Investment Adviser on behalf of the Fund.  Such reimbursements were $20,479 during the six months ended June 30, 2014.

Note 5	Valuation of Investments

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors.  The fair values reported are subject to various risks including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities, and warrants. These securities may be unregistered and thinly-to-moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Note 5	Valuation of Investments (continued)

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral.  Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option).   An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$0	$70,000	$0	$70,000
Convertible Preferred Equities	0	1,444,622	0	1,444,622
Common stock	8,527,509	0	0	8,527,509
Miscellaneous Securities	0	92,971	0	92,971
Total Investments	$8,527,509	$1,607,593	$0	$10,135,102

See page 1, Schedule of Investments for a breakdown of the valuation by industry type.

One portfolio company is being classified as Level 3.  There was no activity in Level 3 securities during the six months ended June 30, 2014.

Dynamic Green Energy is a private company with significantly declining revenues. Earnings and shareholders’ equity are negative as of May 31, 2014, and key members of management have resigned. Accordingly, the asset was assigned a value of zero as of December 31, 2013. It is possible, but unlikely, that the Fund would receive some nominal amount in a disposition of assets.  The valuation technique used was the cost approach.

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Note 5	Valuation of Investments, continued

Quantitative Information about Level 3 Fair Value Measurements

Portfolio Company Investment	Value at 12/31/13	Valuation Technique	Unobservable Input	Range		Weighted Average
Convertible Bond	$0	Cost Approach	Equity Deficit	$0	$62,500,000	$0
Total Level 3	$0

Note 6	Income Taxes

During 2014 management has followed a policy of distributing all of the Fund’s taxable investment income and realized capital gain within the defined period under the IRC to ensure that any federal income tax on such income, if any, is paid by the Fund’s stockholders.  During the six months ended June 30, 2014, there was no taxable investment income or net realized long-term capital gain, and therefore no declaration of any distributions.  Accordingly, no income tax expense was reported by the Fund for the six months ended June 30, 2014.

REMAINDER OF PAGE INTENTIONALLY LEFT BLANK

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Note 7	Financial Highlights

Selected per share data and ratios for each share of common stock outstanding are as follows:

	June 30	Years Ended December 31,
	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$2.36	$2.53	$2.13	$2.79	$4.07	$4.13

Net investment loss	(0.07)	(0.14)	(0.13)	(0.18)	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	0.12	(0.03)	0.53	(0.48)	(1.16)	0.08

Total return from investment operations	0.06	(0.17)	0.40	(0.66)	(1.28)	(0.06)

Net asset value, end of period	$2.42	$2.36	$2.53	$2.13	$2.79	$4.07
Per-share market value, end of period	$1.47	$1.45	$1.42	$1.82	$1.96	$2.60

Portfolio turnover rate	0.00%	42.58%	32.29%	14.46%	7.36%	8.99%

Total investment return based on market value: (a)	1.38%	2.11%	(21.98)%	(7.14)%	(24.62)%	(10.96)%

Ratio to average net assets: (b)
Net investment loss	(2.73)%	(5.11)%	(5.34)%	(7.30)%	(3.66)%	(3.46)%

Expenses	2.73%	5.47%	6.51%	5.25%	5.47%	6.30%

(a)
Total investment return is calculated by comparing the common stock price on the first day of the period to the price on the last day of the period. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan and reflects taxes paid by the Fund for deemed distributions.  Total investment return calculated for a period of less than one year is not annualized.

(b)	Average net assets have been computed based on monthly valuations.

Note 8	Related Party Transactions

In 2009 Russell Cleveland received options to purchase 100,000 common shares of AnchorFree, Inc., at $0.3971 per share, as compensation for financial advisory services provided to the board of directors. These options will expire three months after Russell Cleveland ceases to be on the AnchorFree Board of Directors.  In accordance with the existing agreement between the Fund and Mr. Cleveland, the Fund will receive 15,023 shares at no cost when the options are exercised.  Russell Cleveland disclaims any beneficial ownership in the Fund's portion.

There were no related party transactions during the first six months of 2014.

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Note 9	Subsequent Events

In preparing the accompanying financial statements, the Fund has reviewed events that have occurred after June 30, 2014, through August 27, 2014, the date the financial statements were available to be issued.  During this period the Fund did not have any material subsequent events.

REMAINDER OF PAGE INTENTIONALLY LEFT BLANK

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Director and Officer Compensation

The Fund has no employees, and, therefore, does not compensate any employees.  Officers of the Fund receive no compensation from the Fund, and the Fund has never issued options or warrants to officers or directors of the Fund.  The Fund does not have any stock option or similar retirement or pension fund for officers or directors of the Fund.

Directors who are not employees of RENN Group receive a monthly fee of $2,000 (the Chairman of the Audit Committee receives $3,000), plus $750 and reasonable out-of-pocket expenses for each quarterly valuation meeting attended.  The Fund does not pay its directors who are considered “interested persons” of the Fund any fees for their directorship services or reimburse expenses to such individuals except for those incurred specifically in the performance of their duties as directors of the Fund.  The aggregate compensation paid to the directors during the period covered by this Report was $45,750.

Quarterly Reports

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  A copy of each such Form N-Q is available on the SEC’s website at www.sec.gov.  Such forms may also be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and you may call the Public Reference Room at 1-800-SEC-0330 for information on its hours, etc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request by calling collect (214) 891-8294.  You may also obtain the description on the Fund’s website at www.rencapital.com.

Portfolio Proxy Voting Records

The Fund’s record of proxy voting regarding portfolio securities is presented each year for the 12-month period ended June 30.  It is filed with the SEC on Form N-PX and is available by calling collect (214) 891-8294 and on the SEC’s website at www.sec.gov.

Matters Submitted for Shareholder Votes

During the six months period covered by this report, issues were presented to the shareholders for their vote at the Annual Meeting of Shareholders on May 29, 2014.

The record date for determination of shareholders entitled to vote was April 3, 2014.    As of the record date there were outstanding 4,463,967 shares of the Fund’s Common Stock, constituting all of the outstanding voting securities of the Fund.  Each such share was entitled to one vote.  At the Meeting, the holders of 3,249,898 shares, or 72.6%, of the Fund’s Common Stock were represented in person or by proxy, constituting a quorum.

The issues presented and the results of the voting thereon are as follows:

Issue One:  Election of one Class One Director.  The nominee was J. Philip McCormick for a 3-year term, and the number of votes received for this nominee’s election constituted a majority of the votes cast.  The votes were as follows:

Nominee	Votes For	Votes Withheld
J. Philip McCormick	2,807,176 (62.89%)	401,726 (9.0%)

The Remaining Directors are:	Term Expires at Annual Meeting to be Held In
Charles C. Pierce	2015
Russell Cleveland	2016
Ernest C. Hill	2016

RENN Fund, Inc.
Schedule of Investments
June 30, 2014 (unaudited)

Issue Two: Ratification of the appointment of BKD, LLP, as the auditor of the Fund for the fiscal year ending December 31, 2014.  The vote was as follows:

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes
2,881,194 (64.54%)	149,308 (3.34%)	210,392 (4.71%)	0

Issue Three:  Approval of an amendment to the Fund’s Restated Articles of Incorporation in order to change the name of the Fund from RENN Global Entrepreneur’s Fund, Inc, to RENN Fund, Inc.   The vote was as follows:

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes
3,072,875 (68.84%)	150,276 (3.37%)	17,744 (0.40%)	0

Board Approval of the Investment Advisory Contract

At the Board meeting held April 16, 2014, the disinterested Directors of the Board reviewed the Investment Advisory Agreement entered into with RENN Group.  In conjunction with that review, the Directors noted that the quarterly rate of 0.4375% for the Adviser’s management fee was above average, but not unreasonable compared to that of other closed-end funds of similar engagement and it indicated no undue level of profit for the Adviser.  No additional performance fee is provided, and the administrative services are structured to approximate an at-cost relationship.  The disinterested Directors also reviewed the expenses incurred by the Adviser on the Fund’s behalf.  Upon close examination it was concluded that the Fund’s expenses were properly managed.  The Adviser’s performance was compared to similar closed-end funds, and it was found to be acceptable.  Based on the overall impact of these factors, the disinterested Directors of the Board found it appropriate to approve renewal of the Investment Advisory Agreement for another one-year term.

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”), a stockholder whose shares are registered in his or her own name will be deemed to have elected to have all dividends and distributions automatically reinvested in Fund shares unless he or she elects otherwise on a current basis.  Stockholders whose shares are held in nominee names will likewise be treated as having elected to have their dividends and distributions reinvested.  You may elect to receive cash distributions, net of withholding tax, by requesting an election form from the Fund’s Plan Agent, American Stock Transfer & Trust Co.  You may terminate participation by notifying the Plan Agent in writing.  If notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution it will be effective immediately.  Information regarding income tax consequences should be directed to your tax consultant – the Plan will furnish information by January 31 following the year of distribution as to the category of income that the distributions represent. Your questions regarding the Plan should be directed to the Fund’s Plan Agent, American Stock Transfer & Trust Company, LLC., whose telephone number is (718) 921-8200 extension 6856 and whose address is 6201 15th Ave, Brooklyn, NY  11219-5498.

This report contains forward-looking statements.  Such statements reflect the current views of the Fund with respect to future events and are subject to certain risks, uncertainties and assumptions.  Although the Fund believes that the expectations reflected in such forward-looking statements are reasonable, should one or more of these risks or uncertainties materialize, or should underlying assumptions prove incorrect, actual future results or events may vary materially from those described herein.

CORPORATE INFORMATION

Executive Officers

Russell Cleveland	President and Chief Executive Officer

Z. Eric Stephens	Vice President

Scott E. Douglass	Vice President

Kevin W. McAleer	Acting Secretary, Treasurer, and Chief Financial Officer

Corporate Offices

RENN Fund, Inc.
Suite 210, LB-59
8080 North Central Expressway
Dallas, Texas  75206-1857

Phone:	(214) 891-8294
Fax:	(214) 891-8291
Email:	invrel@rencapital.com
Website:	www.rencapital.com

Registrar and Transfer Agent

American Stock Transfer &
Trust Company, LLC
6201 15th Ave.
Brooklyn, NY  11219
Phone:       (718) 921-8275

Independent Registered Public Accounting Firm

BKD, LLP
14241 Dallas Parkway, Suite 1100
Dallas, TX  75254

Item 2.	Code of Ethics.

Not applicable for a semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

See the Semi-Annual Report to Shareholders under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers.

There has been no change in the Fund’s Portfolio Managers, who were identified in the previous annual Form N-CSR.

Item 9.	Purchases of Equity Securities by the Fund and Its Affiliated Purchasers.

None

Item 10.	Changes in Procedures for Recommending Director Nominees.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.  The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Exchange Act.  No such proposals were received.

Item 11.	Controls and Procedures.

Under the supervision and with the participation of our management, including our Chief Executive Officer and our Acting Chief Financial Officer, we evaluated the effectiveness of our disclosure controls and procedures as required by Rule 13a-15(e) under the Exchange Act as of the end of the period covered by this report.  Based upon that evaluation, our Chief Executive Officer and Acting Chief Financial Officer concluded that our disclosure controls and procedures were effective as of that date to provide reasonable assurance that the information we are required to disclose in reports that we file under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in SEC rules and forms, and includes controls and procedures designed to ensure that information required to be disclosed by us in such reports is accumulated and communicated to our management, including the principal executive officer and principal financial officer, in sufficient time to allow timely decisions regarding required disclosure.

Item 12.	Exhibits.

EXHIBIT	DESCRIPTION OF EXHIBIT
(a)(1)	Code of Ethics for Senior Financial Officers – not attached – see Item 2
(a)(2)	Certification of Principal Executive Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSRS RC
(a)(2)	Certification of Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSRS KWM
(a)(3)	Solicitation Made to Purchase Securities - not applicable.
(b)	Certification of Principal Executive Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSRS RC.
(b)	Certification of Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSRS KWM

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Fund, Inc.

By: /s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

RENN Fund, Inc.	RENN Fund, Inc.

By: /s/ Russell Cleveland	By: /s/ Kevin W. McAleer
Russell Cleveland	Kevin W. McAleer
Chief Executive Officer	Acting Chief Financial Officer

Date: August 27, 2014	Date: August 27, 2014